INVESTMENTS (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVESTMENTS
Equities held	$ 7,474,287	$ 28,578,556
Warrants held	26,868	3,363,902
Total Investments	$ 7,501,155	$ 31,942,458	$ 31,942,458	$ 21,089,997